AMERICAN FIDELITY
                            June 30, 1997
                        VARIABLE ANNUITY FUND A

Dear Participant:

The U.S. equity markets reached new record highs during the second quarter with the Dow Jones Industrial Average posting its tenth consecutive positive quarter, a first since the early 1950's. Evidence of moderating economic growth, after a robust first quarter with lower then expected inflation numbers, pushed the stock and bond markets higher. Strong corporate profits, constructive developments on the federal budget and the continuation of positive liquidity trends were all instrumental in boosting the value of financial assets to higher levels. Variable Annuity Fund A also set a record value. The unit value was $17.86 on June 30, 1997, up 16.4% from $15.34 on December 31, 1996.

The pace of economic growth slowed considerably during the second quarter following an overly robust 5.9% rate of growth in the first quarter. Consumer demand, as measured by retail sales, slowed significantly by posting three consecutive monthly declines. In addition, housing expenditures and durable goods orders also weakened significantly from their first quarter levels.

Lower than expected inflation readings were the primary spark behind the second quarter rally in the financial markets. The Consumer Price Index fell to a 2.2% year over year rate in May versus a 3.3% rate for all of 1996. In addition, labor costs as measured by the Employment Cost Index held steady at a modest 2.9% annual rate in the first quarter despite the lowest unemployment rate in over 24 years.

Interest rates as measured by the 30 year U.S. Treasury Bond staged a significant rally during the quarter, reversing the one-half percent rise earlier in the year to close the quarter at 6.79%. Signs of a slowdown in economic expansion and weaker than expected inflation numbers, pushed yields lower. In addition, the Federal Reserve kept the Federal Funds rate unchanged at 5.5% following the quarter point increase in the first quarter.

The equity market soared to new highs during the second quarter, posting its fifth largest quarterly gain since World War II. The Dow Jones Industrial Average advanced nearly 1,500 points from its lows in mid April to its highs in late June, quickly reversing the sell off that began near the end of the first quarter. Market liquidity remained quite favorable as the supply of new equity issues was unable to keep pace with the continuing wave of equity mutual fund cash inflows, and the shrinkage in available shares due to corporate mergers and acquisitions and share buybacks.

Although valuation levels as measured by price to earnings ratios appear high, historically low levels of inflation have been associated with higher p/e ratios. We continue to believe the equity market offers excellent long term appreciation potential. However, at current valuation levels, stocks over the near term are clearly susceptible to any surprises on the inflation, economic or corporate earnings front.

If you have any questions about your account or about Variable Annuity Fund A, please let us know.


        Sincerely,


        JOHN W. REX
        John W. Rex, Chairman
        Board of Managers
JWR:jl

                           AMERICAN FIDELITY
                        VARIABLE ANNUITY FUND A

                          STATEMENT OF ASSETS
                            AND LIABILITIES
                             June 30, 1997
ASSETS:
Cash & investments at market value            $120,952,477
Accrued interest and dividends                     175,460
Accounts Receivable for Securities Sold            957,182
                                              ------------
        Total Assets                          $122,085,119

LIABILITIES:
Accounts Payable for Securities Purchased          927,309
Other accounts payable                                   0
Accounts payable - redemptions                           0
                                              ------------
NET ASSETS                                    $121,157,810
                                              ============
ACCUMULATION UNITS OUTSTANDING                   6,782,145
                                              ============
NET ASSET VALUE PER UNIT                           17.8642
                                              ============

               STATEMENT OF CHANGES IN NET ASSETS
                         June 30, 1997
Net assets, beginning of year                  $98,829,399
Net investment income                              309,408
Realized gain on investments                     3,852,050
Increase (decrease) in unrealized
  appreciation of investments                   12,609,447
Net purchase payments received                   9,609,924
Withdrawal of funds                             (4,052,418)
                                              ------------
Net assets at end of June                     $121,157,810
                                              ============

                     STATEMENT OF OPERATIONS
                         June 30, 1997
INVESTMENT INCOME:
Dividends                                        $971,185
Interest                                          123,773
                                             ------------
                                                1,094,958
EXPENSES:
Mortality and expense guaranty fees 516,526
Investment management fee           269,024       785,550
                                    -------  ------------
NET INVESTMENT INCOME                            $309,408
                                             ============
REALIZED GAIN ON INVESTMENTS:                 $ 3,852,050
                                             ============
UNREALIZED APPRECIATION OF INVESTMENTS:      $ 12,609,447
                                             ============

        STATEMENT OF INVESTMENTS        Shares or       Market
        June 30, 1997                   Principal       Value
                                         Amount         Amount
                                        ---------       -------
COMMON STOCKS:

  Chemicals & Allied Products
    Pfizer, Inc.                          29,800       3,561,100
    American Home Products Corporation    40,700       3,113,550
    Johnson & Johnson                     44,000       2,832,500
    Avery-Dennison Corporation            66,400       2,664,300
    Novartis AG-ADR**                     29,000       2,323,625
    Proctor & Gamble Company              11,300       1,596,125
    Merck & Company, Inc.                 11,700       1,210,950
    Abbott Laboratories                   16,800       1,121,400
    Dupont                                14,400         905,400
    Lilly Eli and Company                  6,400         699,597
                                                    ------------
                                                      20,028,547
  Business Services
    Cisco Systems, Inc.*                  47,500       3,188,438
    Interpublic Group of Companies        44,300       2,716,122
    First Data Corporation                45,200       1,985,952
    Oracle Corporation                    33,800       1,702,675
    Automatic Data Processing             34,000       1,598,000
    Microsoft Corporation                  8,100       1,023,637
    Computer Associates                   17,200         957,816
    Reuters Holdings PLC ADR**            13,000         819,000
                                                    ------------
                                                      13,991,640
  Depository Institutions
    Citicorp                              16,500       1,989,273
    Wells Fargo & Company                  7,100       1,913,450
    MBNA                                  45,000       1,648,125
    Bank America Corporation              20,000       1,291,240
    Nationsbank Corporation               19,400       1,251,300
    J.P. Morgan & Company                 10,000       1,043,750
    Corestates Financial Corporation      18,200         978,250
    Wachovia Corporation                  13,500         787,212
    Regions Financial Corporation         17,600         556,600
                                                    ------------
                                                      11,459,200
  Petroleum & Coal Products
    Royal Dutch Petroleum                 61,200       3,304,800
    Texaco, Inc.                          27,600       3,001,500
    Exxon Corporation                     36,000       2,214,000
                                                    ------------
                                                       8,520,300
  Insurance Carriers
    American International Group          26,100       3,898,688
    AFLAC, Inc.                           59,775       2,824,369
    Allstate Corporation                  21,000       1,533,000
                                                    ------------
                                                       8,256,057
  Electronic & Other Electric Equipment
    General Electric Company              72,500       4,739,687
    Intel Corporation                     20,800       2,949,690
                                                    ------------
                                                       7,689,377
  Communications
    GTE                                   34,800       1,526,850
    Nynex Corporation                     22,000       1,267,750
    SBC Communications, Inc.              18,800       1,163,250
    Ameritech                             16,700       1,134,548
    Bellsouth Corporation                 15,000         695,625
                                                    ------------
                                                       5,788,023
  Industrial Machinery & Equipment
    Hewlett-Packard Company               36,600       2,049,600
    International Business Machines
     Corporation                          14,000       1,262,618
    3Com Corporation*                     22,800       1,026,000
    United Technologies                   10,000         830,000
                                                    ------------
                                                       5,168,218

  Food & Kindred Products
    The Coca-Cola Company                 55,200       3,726,000

  Oil & Gas Extraction
    Diamond Offshore*                     25,200       1,968,750
    Schlumbereger, LTD.                   13,000       1,625,000
                                                    ------------
                                                       3,593,750
  Holding & Other Investment Offices
    First Industrial Realty Trust         28,000         819,000
    CALI Realty Corporation               20,400         693,600
    Felcor Suite Hotels, Inc.             17,300         644,425
    Meditrust                             15,600         622,050
    Federal Realty Investment Trust       22,300         602,100
                                                    ------------
                                                       3,381,175
  Fabricated Metal Products
    The Gillette Company                  34,200       3,240,450

  Food Stores
    Safeway, Inc.*                        68,600       3,164,175

  Railroad Transportation
    Burlington Northern/Santa Fe          31,000       2,786,125

  Personal Services
    Loewen Group, Inc.**                  71,000       2,467,250

  Transportation Equipment
    Allied Signal, Inc.                   15,000       1,260,000
    Chrysler Corporation                  24,000         787,488
                                                    ------------
                                                       2,047,488
  Miscellaneous Retail
    Costco Company, Inc.*                 57,700       1,896,888

  Electric, Gas & Sanitary Services
    Texas Utilities                       19,500         671,521
    Teco Energy, Inc.                     21,000         536,802
    Central & Southwest Corporation       19,000         403,750
                                                    ------------
                                                       1,612,073
  Hotels & Other Lodging Places
    Mirage Resorts, Inc.*                 61,800       1,560,450

  Motion Pictures
    Disney (Walt) Company                 19,200       1,540,800

  Non-Depository Institutions
    Federal National Mortgage Association 34,400       1,500,700

  General Merchandise
    Sears Roebuck & Company               15,000         806,250
    Wal-Mart Corporation                   5,600         189,347
                                                    ------------
                                                         995,597
  Eating & Drinking Places
    McDonald's Corporation                16,000         772,992

  Building Materials & Gardening Supplies
    Home Depot, Inc.                       7,000         482,559

  Health Services
    MedPartners, Inc.*                     8,000         173,000

  Paper & Allied Product
    Kimberly-Clark Corporation             3,300         164,175
                                                    ------------
      Total Common Stocks (Cost $71,257,320)        $116,007,009
                                                    ------------
 SHORT-TERM INVESTMENTS:
   Associates Corporation of North America
    Master Note Fltg (5.57% at June 30, 1997)          4,333,800
                                                    ------------
   Total Short-Term Investments                        4,333,800
                                                    ------------
   Total Investments                                $120,340,809
                                                    ============

SAFEKEEPING OF SECURITIES
Bank of Oklahoma, N.A.
Oklahoma City, OK

INVESTMENT MANAGER
American Fidelity Assurance Company
Oklahoma City, OK

INVESTMENT SUB ADVISORS
Lawrence Kelly & Associates, Inc.       Todd Investment Advisors
      Los Angeles, CA                       Louisville, KY





PARTICIPANT'S UNIT VALUE
June 1992     8.4491
Dec. 1992     9.1083
June 1993     9.0570
Dec. 1993     9.7090
June 1994     8.9789
Dec. 1994     9.0936
June 1995    10.8409
Dec. 1995    12.1986
June 1996    13.7321
Dec. 1996    15.3389
June 1997    17.8462

SERVICES PROVIDED BY AMERICAN FIDELITY

Services for Educators:
        .    Disability Income Plans
        .    Tax-Deferred Annuities
        .    Variable Annuities
        .    Fixed Annuities
        .    Universal Life Insurance
Cancer Protection
HR-10 Retirement Plans for the Self-Employed
Individual Retirement Annuities
Simplified Employee Pension Plans
Group Life and Permanent Group Ordinary
Young Advantage Life
Association and Group Life Plans
Individual Permanent and Term Life Insurance

               HOME OFFICE
           2000 CLASSEN CENTER
          OKLAHOMA CITY, OKLA. 73106
GVA-276(7/97)          Telephone: (405) 523-2000

                       Proxy Results

During the six months prior ended June 30, 1997, American Fidelity Variable Annuity Fund A Contract Owners voted on the following proposals. The pro-posals were approved at the annual meeting on June 6, 1997. The description of each proposal and number of units voted are as follows:

1.  To elect the Fund's Board of Managers:

                                         Units          Units Voted
                                          For         Without Authority
                                     --------------   -----------------

             John W. Rex             3,693,979.9583     52,747.9457
             Daniel D. Adams, Jr.    3,700,047.7093     46,680.1957
             Jean G. Gumerson        3,676,197.4862     70,530.4188
             Edward C. Joullian, III 3,688,829.2624     57,898.6426
             Gregory M. Love         3,697,046.1503     49,681.7547
             J. Dean Robertson       3,652,477.2400     94,250.6650
             G. Rainey Williams      3,686,024.2967     60,703.6083

2. To ratify the selection of KPMG Peat Marwick, LLC as the independent auditors of the Fund for the current year.

                             Units Voted    Units Voted    Units Voted
                                For           Against        Abstain
                            -------------  ------------    -----------

                            3,586,857.7159  51,242.6856    108,627.5035